Intangible assets - Goodwill (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Banco Real [Member]
IfrsStatementLineItems [Line Items]
Criteria for determining the recoverable amount	Value in use: cash flows	Value in use: cash flows
Period of cash flow projections (1)	5 years	5 years
Perpetual growth rate (1)	4.50%	5.40%
Pre-tax discount rate (2)	20.80%	20.30%
Discount rate (2)	13.61%	13.00%
Em Dia [Member]
IfrsStatementLineItems [Line Items]
Criteria for determining the recoverable amount	Value in use: cash flows
Period of cash flow projections (1)	5 years
Perpetual growth rate (1)	3.60%
Discount rate (2)	13.60%
Toro Corretora [Member]
IfrsStatementLineItems [Line Items]
Criteria for determining the recoverable amount	Value in use: cash flows
Period of cash flow projections (1)	5 years
Perpetual growth rate (1)	3.60%
Discount rate (2)	15.20%